Schedule of Investments
August 31, 2021 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.50%

Communications Equipment, Nec - 1.78%
Lumentum Holdings, Inc. (2)	35,000	3,032,400

Construction, Mining & Materials Handling Machinery & Equipment - 11.25%
Manitowoc Co., Inc. (2)	790,275	19,164,169

Dental Equipment & Supplies - 3.29%
Envista Holdings Corp. (2)	130,925	5,602,281

Drawing & Insulating of Nonferrous Wire - 1.52%
Corning, Inc. (2)	64,600	2,583,354

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.08%
General Electric Co.	65,937	6,950,419

Fire, Marine & Casulty Insurance - 3.83%
Berkshire Hathaway, Inc. Class B (2)	20,150	5,758,265
Fairfax Financial Holdings, Ltd. (Canada) (2)	1,725	763,243

		6,521,508

Industrial Instruments For Measurement, Display, and Control - 16.10%
Cognex Corp.	224,350	19,881,897
Danaher Corp.	23,325	7,561,032

		27,442,929

Industrial Trucks, Tractors, Trailors & Stackers - 2.26%
Terex Corp.	75,500	3,854,275

Land Subdividers & Developers (No Cemeteries) - 8.73%
The St. Joe Co.	321,525	14,876,962

Miscellaneous Fabricated Metal Producs - 0.03%
Parker-Hannifin Corp.	200	59,334

Motor Vehicle Parts & Accessories - 0.02%
Modine Manufacturing Co. (2)	3,000	37,320

National Commerical Banks - 1.40%
Bank of America Corp.	10,150	423,763
JPMorgan Chase & Co.	14,900	2,383,255

		2,807,018

Office Furniture - 3.98%
Herman Miller, Inc.	161,250	6,777,337

Optical Instruments & Lenses - 1.30%
II-VI, Inc.(2)	35,125	2,212,172

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 2.77%
Rogers Corp.(2)	22,200	4,715,502

Printed Circuit Boards - 1.19%
Kimball Electronics, Inc. (2)	84,075	2,032,093

Pumps & Pumping Equipment - 4.54%
Colfax Corp. (2)	160,750	7,743,328

Retail-Catalog & Mail-Order Houses - 0.03%
Amazon.com, Inc. (2)	15	52,062

Retail-Eating Places - 1.42%
Chipotle Mexican Grill, Inc. (2)	1,270	2,417,229

Retail- Home Furniture, Furnishings & Equipment Stores - 6.86%
The Container Store Group, Inc. (2)	1,007,250	11,684,100

Retail- Variety Stores - 2.96%
Costco Wholesale Corp.	11,075	5,044,552

Services-Business Services, Nec - 1.58%
Global Payments, Inc.	16,550	2,691,692

Services-Prepackaged Software - 2.21%
National Instruments Corp.	90,045	3,765,682

Steel Works, Blast Furnaces & Rolling Mills (Coke Oven) - 4.41%
Nucor Corp.	63,950	7,517,962

Telephone & Telegraph Apparatus - 1.63%
Ciena Corp. (2)	48,600	2,776,518

Telephone Communications (No Radiotelephone) - 7.76%
Lumen Technologies, Inc.	1,075,800	13,232,340

Textile Mill Products - 1.36%
Interface, Inc.	160,925	2,314,102

Totalizing Flued Meters & Counting Devices - 0.01%
Vontier Corp.	650	23,641

Trucking (No Local) - 0.96%
Yellow Corp. (2)	267,525	1,629,227

Total Common Stock	(Cost $83,179,656)	169,561,508

Money Market Registered Investment Companies - 0.31%

Federated Hermes Government Obligation Fund - Institutional Class - 0.02% (3)	533,884	533,884

Total Money Market Registered Investment Companies	(Cost $ 533,884)	533,884

Total Investments - 99.81%	(Cost $ 83,713,540)	170,095,392

Other Assets less Liabilities - 0.19%		322,418

Total Net Assets - 100.00%		170,417,810

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$170,095,392	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$170,095,392	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at August 31, 2021.